Significant Accounting Policies_AccountingPolicies(Details)	12 Months Ended
Dec. 31, 2017
Buildings Investment Property Member [Member]
Disclosure Of Investment Property Line Items [Line Items]
Depreciation Method Investment Property Cost Model	Straight-line
Useful Lives Or Depreciation Rates Investment Property Cost Model	40 years
Buildings Member [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Depreciation Method Property Plant And Equipment	Straight-line
Useful Lives Or Depreciation Rates Property Plant And Equipment	40 years
Leasehold Improvements Member [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Depreciation Method Property Plant And Equipment	Declining-balance/ Straight-line
Useful Lives Or Depreciation Rates Property Plant And Equipment	4 years
Machinery And Equipment Member [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Depreciation Method Property Plant And Equipment	Declining-balance/ Straight-line
Useful Lives Or Depreciation Rates Property Plant And Equipment	3~8 years
Assets Held Under Capital Leases Member [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Depreciation Method Property Plant And Equipment	Declining-balance
Useful Lives Or Depreciation Rates Property Plant And Equipment	8 months ~ 5 years and 8 months
Copyrights Patents And Other Industrial Property Rights Service And Operating Rights Member [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Amortisation Method Intangible Assets Other Than Goodwill	Straight-line
Useful Lives Or Amortisation Rates Intangible Assets Other Than Goodwill	3~10 years
Computer Software Member [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Amortisation Method Intangible Assets Other Than Goodwill	Straight-line
Useful Lives Or Amortisation Rates Intangible Assets Other Than Goodwill	3~10 years
Intangible Assets Held Under Capital Leases Member [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Amortisation Method Intangible Assets Other Than Goodwill	Straight-line
Useful Lives Or Amortisation Rates Intangible Assets Other Than Goodwill	8 months ~ 5 years and 8 months
Value Of Business Acquired Member[Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Amortisation Method Intangible Assets Other Than Goodwill	Declining-Balance
Useful Lives Or Amortisation Rates Intangible Assets Other Than Goodwill	60 years
Other Intangible Assets Member [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Amortisation Method Intangible Assets Other Than Goodwill	Straight-line
Useful Lives Or Amortisation Rates Intangible Assets Other Than Goodwill	2~30 years